Leases (Details) - Schedule of the future minimum rent payments under our operating and capital leases $ in Thousands	Sep. 26, 2021 USD ($)
Operating lease [Member]
Leases (Details) - Schedule of the future minimum rent payments under our operating and capital leases [Line Items]
Remainder of 2022	$ 46,444	[1]
2023	50,103	[1]
2024	52,039	[1]
2025	51,410	[1]
2026	48,667	[1]
Thereafter	564,049	[1]
Total Rental Payments:	812,712	[1]
Capital lease [Member]
Leases (Details) - Schedule of the future minimum rent payments under our operating and capital leases [Line Items]
Remainder of 2022	26,853	[2]
2023	30,326	[2]
2024	33,302	[2]
2025	35,386	[2]
2026	36,127	[2]
Thereafter	1,016,182	[2]
Total Rental Payments:	1,178,176	[2]
Less imputed interest expense for capital leases:	801,494	[2]
Present value:	$ 376,641	[2]

[1]	During fiscal year 2021, we deferred $10,402 of future minimum rental payments under non-cancellable operating lease agreements and $12,061 of capital lease agreements under our master lease agreements from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above.
[2]	The present value of the capital lease liability includes $41 of the current portion of capital lease obligation reported in other current liabilities in our consolidated balance sheet, as the payments due for capital lease obligations during the next twelve months are mostly attributable to interest, not principal.